Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 14, 2024
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 14, 2024
Document Effective Date	Aug. 14, 2024
Prospectus Date	Aug. 14, 2024
Tradr 2X Long SPY Weekly ETF | Tradr 2X Long SPY Weekly ETF
Prospectus:
Trading Symbol	SPYB
Tradr 2X Short SPY Weekly ETF | Tradr 2X Short SPY Weekly ETF
Prospectus:
Trading Symbol	WSPY
Tradr 2X Long SPY Monthly ETF | Tradr 2X Long SPY Monthly ETF
Prospectus:
Trading Symbol	SPYM
Tradr 2X Short SPY Monthly ETF | Tradr 2X Short SPY Monthly ETF
Prospectus:
Trading Symbol	MSPY
Tradr 2X Long SPY Quarterly ETF | Tradr 2X Long SPY Quarterly ETF
Prospectus:
Trading Symbol	SPYQ
Tradr 1.75X Short SPY Quarterly ETF | Tradr 1.75X Short SPY Quarterly ETF
Prospectus:
Trading Symbol	QSPY
Tradr 2X Long Triple Q Weekly ETF | Tradr 2X Long Triple Q Weekly ETF
Prospectus:
Trading Symbol	QQQW
Tradr 2X Short Triple Q Weekly ETF | Tradr 2X Short Triple Q Weekly ETF
Prospectus:
Trading Symbol	WQQQ
Tradr 2X Long Triple Q Monthly ETF | Tradr 2X Long Triple Q Monthly ETF
Prospectus:
Trading Symbol	MQQQ
Tradr 2X Short Triple Q Monthly ETF | Tradr 2X Short Triple Q Monthly ETF
Prospectus:
Trading Symbol	DQQQ
Tradr 2X Long Triple Q Quarterly ETF | Tradr 2X Long Triple Q Quarterly ETF
Prospectus:
Trading Symbol	QQQP
Tradr 1.75X Short Triple Q Quarterly ETF | Tradr 1.75X Short Triple Q Quarterly ETF
Prospectus:
Trading Symbol	SQQ
Tradr 2X Long SOXX Weekly ETF | Tradr 2X Long SOXX Weekly ETF
Prospectus:
Trading Symbol	SOXW
Tradr 2X Short SOXX Weekly ETF | Tradr 2X Short SOXX Weekly ETF
Prospectus:
Trading Symbol	WSOX
Tradr 2X Long SOXX Monthly ETF | Tradr 2X Long SOXX Monthly ETF
Prospectus:
Trading Symbol	SOXM
Tradr 2X Short SOXX Monthly ETF | Tradr 2X Short SOXX Monthly ETF
Prospectus:
Trading Symbol	BSOX
Tradr 2X Long SOXX Quarterly ETF | Tradr 2X Long SOXX Quarterly ETF
Prospectus:
Trading Symbol	SEMQ
Tradr 2X Short SOXX Quarterly ETF | Tradr 2X Short SOXX Quarterly ETF
Prospectus:
Trading Symbol	QSOX
Tradr 1.75X Long FXI Weekly ETF | Tradr 1.75X Long FXI Weekly ETF
Prospectus:
Trading Symbol	FXIW
Tradr 1.75X Long FXI Monthly ETF | Tradr 1.75X Long FXI Monthly ETF
Prospectus:
Trading Symbol	FXIM
Tradr 1.75X Long FXI Quarterly ETF | Tradr 1.75X Long FXI Quarterly ETF
Prospectus:
Trading Symbol	FXIQ
Tradr 2X Long IWM Weekly ETF | Tradr 2X Long IWM Weekly ETF
Prospectus:
Trading Symbol	IWMD
Tradr 2X Long IWM Monthly ETF | Tradr 2X Long IWM Monthly ETF
Prospectus:
Trading Symbol	IWMM
Tradr 2X Long IWM Quarterly ETF | Tradr 2X Long IWM Quarterly ETF
Prospectus:
Trading Symbol	IWMQ
Tradr 2X Long TLT Weekly ETF | Tradr 2X Long TLT Weekly ETF
Prospectus:
Trading Symbol	TLTA
Tradr 2X Long TLT Monthly ETF | Tradr 2X Long TLT Monthly ETF
Prospectus:
Trading Symbol	MTLT
Tradr 2X Short TLT Monthly ETF | Tradr 2X Short TLT Monthly ETF
Prospectus:
Trading Symbol	TLTM
Tradr 1.75X Long TLT Quarterly ETF | Tradr 1.75X Long TLT Quarterly ETF
Prospectus:
Trading Symbol	TLTQ
Tradr 2X Long XLK Weekly ETF | 2X Long XLK Weekly ETF
Prospectus:
Trading Symbol	XLKW
Tradr 2X Long XLK Monthly ETF | Tradr 2X Long XLK Monthly ETF
Prospectus:
Trading Symbol	XLKM
Tradr 2X Long XLK Quarterly ETF | Tradr 2X Long XLK Quarterly ETF
Prospectus:
Trading Symbol	XLKQ
Tradr 2X Long XLF Weekly ETF | Tradr 2X Long XLF Weekly ETF
Prospectus:
Trading Symbol	XLFW
Tradr 2X Long XLF Monthly ETF | Tradr 2X Long XLF Monthly ETF
Prospectus:
Trading Symbol	XLFM
Tradr 2X Long XLF Quarterly ETF | Tradr 2X Long XLF Quarterly ETF
Prospectus:
Trading Symbol	XLFQ
Tradr 2X Long XBI Weekly ETF | Tradr 2X Long XBI Weekly ETF
Prospectus:
Trading Symbol	XBIW
Tradr 2X Long XBI Monthly ETF | Tradr 2X Long XBI Monthly ETF
Prospectus:
Trading Symbol	XBIM
Tradr 1.75X Long XBI Quarterly ETF | Tradr 1.75X Long XBI Quarterly ETF
Prospectus:
Trading Symbol	XBIQ
Tradr 1.75X Long NVDA Weekly ETF | Tradr 1.75X Long NVDA Weekly ETF
Prospectus:
Trading Symbol	NVDW
Tradr 1.75X Short NVDA Weekly ETF | Tradr 1.75X Short NVDA Weekly ETF
Prospectus:
Trading Symbol	WNVD
Tradr 1.75X Long NVDA Monthly ETF | Tradr 1.75X Long NVDA Monthly ETF
Prospectus:
Trading Symbol	NVDM
Tradr 1.5X Short NVDA Monthly ETF | Tradr 1.5X Short NVDA Monthly ETF
Prospectus:
Trading Symbol	MNVD
Tradr 1.5X Long NVDA Quarterly ETF | Tradr 1.5X Long NVDA Quarterly ETF
Prospectus:
Trading Symbol	NVDT
Tradr 1.5X Long TSLA Weekly ETF | Tradr 1.5X Long TSLA Weekly ETF
Prospectus:
Trading Symbol	TSLW
Tradr 1.5X Short TSLA Weekly ETF | Tradr 1.5X Short TSLA Weekly ETF
Prospectus:
Trading Symbol	WTSL
Tradr 1.5X Long TSLA Monthly ETF | Tradr 1.5X Long TSLA Monthly ETF
Prospectus:
Trading Symbol	TSLM
Tradr 1.5X Short TSLA Monthly ETF | Tradr 1.5X Short TSLA Monthly ETF
Prospectus:
Trading Symbol	TSLF
Tradr 1.5X Long TSLA Quarterly ETF | Tradr 1.5X Long TSLA Quarterly ETF
Prospectus:
Trading Symbol	QTSL